Financial statements of Barclays Bank PLC - Balance sheet £ in Millions	Dec. 31, 2017 GBP (£)
Assets
Cash and balances at central banks	£ 171,036	[1],[2]
Cash collateral and settlement balances	77,172	[1]
Loans and advances at amortised cost	324,590	[1]
Reverse repurchase agreements and other similar secured lending	12,546	[1]
Trading portfolio assets	113,755	[1]
Financial assets at fair value through the income statement	116,282	[1]
Derivative financial instruments	237,987	[1]
Financial investments	58,963	[1]
Financial assets at fair value through other comprehensive income	0	[1]
Investments in associates and joint ventures	718	[1]
Goodwill and intangible assets	4,885	[1]
Property, plant and equipment	1,519	[1]
Current tax assets	376	[1]
Deferred tax assets	3,352	[1]
Retirement benefit assets	966	[1]
Other assets	4,003	[1]
Total assets	1,129,343	[1]
Liabilities
Deposits at amortised cost	399,189	[1]
Cash collateral and settlement balances	68,143	[1]
Repurchase agreements and other similar secured borrowing	40,338	[1]
Debt securities in issue	69,386	[1]
Subordinated liabilities	24,193	[1]
Trading portfolio liabilities	37,352	[1]
Financial liabilities designated at fair value	173,718	[1]
Derivative financial instruments	238,345	[1]
Current tax liabilities	494	[1]
Retirement benefit liabilities	287	[1]
Other liabilities	8,862	[1]
Provisions	3,302	[1]
Total liabilities	1,063,609	[1]
Equity
Called up share capital and share premium	14,453	[1]
Other equity instruments	8,982	[1]
Other reserves	3,808	[1]
Retained earnings	38,490	[1]
Total equity	65,734	[1]
Total liabilities and equity	1,129,343	[1]
Barclays Bank PLC [member]
Assets
Goodwill and intangible assets	£ 3,498

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.